Segmented information - Information about major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SEGMENTED INFORMATION
Revenues	$ 745.5	$ 643.4
Major Customer
SEGMENTED INFORMATION
Percentage of entity's revenue	99.40%	91.40%
Customer
SEGMENTED INFORMATION
Revenues	$ 741.2	$ 587.9
New Afton
SEGMENTED INFORMATION
Revenues	319.6	274.7
New Afton | Customers one
SEGMENTED INFORMATION
Revenues	178.6	154.2
New Afton | Customers two
SEGMENTED INFORMATION
Revenues	138.8	93.7
Rainy River
SEGMENTED INFORMATION
Revenues	425.9	368.7
Rainy River | Customers one
SEGMENTED INFORMATION
Revenues	174.2	139.0
Rainy River | Customers two
SEGMENTED INFORMATION
Revenues	144.0	133.2
Rainy River | Customers three
SEGMENTED INFORMATION
Revenues	$ 105.6	$ 67.8